UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-5769
Van Kampen High Income Trust II

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/10

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen High Income Trust II
Portfolio of Investments ▪ March 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 139.4%
	Aerospace & Defense 2.1%
$780	Bombardier, Inc. (Canada) (a)	6.300%	05/01/14	$813,150
395	Hexcel Corp.	6.750	02/01/15	393,025

				1,206,175

	Cable 5.2%
785	Charter Communications Operating LLC (a)	10.875	09/15/14	882,144
1,510	CSC Holdings, Inc. (a)	8.625	02/15/19	1,661,000
340	Echostar DBS Corp.	6.625	10/01/14	343,400
30	NTL Cable PLC (United Kingdom)	8.750	04/15/14	30,862
100	NTL Cable PLC (United Kingdom)	9.125	08/15/16	106,750

				3,024,156

	Chemicals 4.9%
605	Airgas, Inc. (a)	7.125	10/01/18	667,012
600	Hexion Finance Escrow LLC (a)	8.875	02/01/18	594,000
740	Innophos, Inc.	8.875	08/15/14	765,900
834	Westlake Chemical Corp.	6.625	01/15/16	817,320

				2,844,232

	Consumer Products 3.6%
770	Goodyear Tire & Rubber Co.	10.500	05/15/16	835,450
540	Great Atlantic & Pacific Tea Co. (a)	11.375	08/01/15	533,250
740	Steinway Musical Instruments, Inc. (a)	7.000	03/01/14	717,800

				2,086,500

	Energy 17.7%
905	Atlas Energy Operating Co., LLC	10.750	02/01/18	1,000,025
1,500	Chesapeake Energy Corp.	9.500	02/15/15	1,638,750
230	Cimarex Energy Co.	7.125	05/01/17	235,750

Van Kampen High Income Trust II
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Energy (continued)
$565	Compagnie Generale de Geophysique, SA (France)	7.500%	05/15/15	$569,237
60	Forest Oil Corp.	7.250	06/15/19	60,600
625	Hilcorp Energy/Finance Corp. (a)	7.750	11/01/15	620,312
430	Key Energy Services, Inc.	8.375	12/01/14	436,988
1,055	Massey Energy Co.	6.875	12/15/13	1,074,781
400	Mirant North America LLC	7.375	12/31/13	401,000
730	Newfield Exploration Co.	6.625	09/01/14	753,725
195	Newfield Exploration Co.	7.125	05/15/18	198,900
620	OPTI Canada, Inc. (Canada)	8.250	12/15/14	585,900
540	Orion Power Holdings, Inc.	12.000	05/01/10	544,725
210	Plains Exploration & Production Co.	7.625	06/01/18	213,150
770	Plains Exploration & Production Co.	7.750	06/15/15	784,438
1,355	Western Refining, Inc. (a)	11.250	06/15/17	1,226,275

				10,344,556

	Financial 11.2%
765	CB Richard Ellis Services, Inc.	11.625	06/15/17	860,625
1,090	FireKeepers Development Authority (a)	13.875	05/01/15	1,267,125
1,355	GMAC LLC (a)	6.875	09/15/11	1,383,794
830	International Lease Finance Corp. (a)	8.750	03/15/17	851,192
1,050	JBS USA LLC/JBS USA Finance, Inc. (a)	11.625	05/01/14	1,202,250
945	LPL Holdings, Inc. (a)	10.750	12/15/15	986,344

				6,551,330

	Food & Drug 3.3%
355	Axcan Intermediate Holdings, Inc.	12.750	03/01/16	392,275
285	M-Foods Holdings, Inc. (a)	9.750	10/01/13	296,044

Van Kampen High Income Trust II
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Food & Drug (continued)
$1,030	Rite Aid Corp.	8.625%	03/01/15	$885,800
365	SUPERVALU, Inc.	7.500	11/15/14	372,300

				1,946,419

	Food & Tobacco 0.8%
465	Constellation Brands, Inc.	7.250	05/15/17	478,950

	Forest Products 8.4%
400	Appleton Papers, Inc. (a)	10.500	06/15/15	400,000
508	Crown Americas LLC	7.625	11/15/13	525,780
850	Georgia-Pacific Corp. (a)	7.125	01/15/17	888,250
500	Graphic Packaging International, Inc.	9.500	08/15/13	515,000
1,140	NewPage Corp.	11.375	12/31/14	1,140,000
320	P.H. Glatfelter Co.	7.125	05/01/16	316,000
1,045	Verso Paper Holdings LLC, Inc. (a)	11.500	07/01/14	1,133,825

				4,918,855

	Gaming & Leisure 9.2%
620	Ameristar Casinos, Inc.	9.250	06/01/14	652,550
1,690	Harrah’s Operating Co., Inc.	11.250	06/01/17	1,829,425
860	Las Vegas Sands Corp.	6.375	02/15/15	819,150
1,310	MGM Mirage, Inc. (a)	10.375	05/15/14	1,450,825
245	MGM Mirage, Inc.	13.000	11/15/13	286,650
350	Scientific Games International, Inc.	9.250	06/15/19	371,875

				5,410,475

	Health Care 13.1%
625	Apria Healthcare Group, Inc. (a)	11.250	11/01/14	682,813
500	Apria Healthcare Group, Inc. (a)	12.375	11/01/14	550,000
745	Biomet, Inc.	10.000	10/15/17	825,087
960	Community Health Systems, Inc.	8.875	07/15/15	996,000

Van Kampen High Income Trust II
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Health Care (continued)
$665	FMC Finance III SA (Luxembourg)	6.875%	07/15/17	$694,925
1,345	HCA, Inc. (a)	7.875	02/15/20	1,411,409
455	Healthsouth Corp.	10.750	06/15/16	494,244
165	Invacare Corp.	9.750	02/15/15	178,200
710	Omnicare, Inc.	6.875	12/15/15	700,238
750	Res-Care, Inc.	7.750	10/15/13	757,500
350	Tenet Healthcare Corp. (a)	10.000	05/01/18	393,750

				7,684,166

	Housing 2.9%
888	Interface, Inc., Ser B	9.500	02/01/14	919,080
750	K. Hovnanian Enterprises, Inc.	10.625	10/15/16	802,500

				1,721,580

	Information Technology 6.0%
435	Expedia, Inc.	8.500	07/01/16	485,025
1,075	First Data Corp.	9.875	09/24/15	932,562
1,015	Unisys Corp. (a)	14.250	09/15/15	1,215,463
955	Vangent, Inc.	9.625	02/15/15	892,925

				3,525,975

	Manufacturing 6.1%
330	Baldor Electric Co.	8.625	02/15/17	350,625
1,350	Berry Plastics Escrow LLC	8.250	11/15/15	1,365,188
1,200	Case New Holland, Inc.	7.125	03/01/14	1,221,000
605	RBS Global, Inc. & Rexnord Corp.	9.500	08/01/14	632,225

				3,569,038

	Metals 4.9%
245	Foundation PA Coal Co.	7.250	08/01/14	250,512
130	Freeport-McMoRan Cooper & Gold, Inc.	8.375	04/01/17	144,819
1,070	Novelis, Inc. (Canada)	7.250	02/15/15	1,037,900

Van Kampen High Income Trust II
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Metals (continued)
$1,225	Teck Resources Ltd. (Canada)	10.250%	05/15/16	$1,463,875

				2,897,106

	Pipelines 2.0%
1,000	El Paso Corp.	12.000	12/12/13	1,175,000

	Retail 4.9%
1,045	Brown Shoe Co., Inc.	8.750	05/01/12	1,071,125
850	Oxford Industries, Inc.	11.375	07/15/15	952,000
790	Sally Holdings LLC/Sally Capital, Inc.	9.250	11/15/14	841,350

				2,864,475

	Services 4.3%
750	Affinion Group, Inc.	11.500	10/15/15	772,500
215	ARAMARK Corp.	8.500	02/01/15	220,912
1,350	Ticketmaster Entertainment, Inc.	10.750	08/01/16	1,512,000

				2,505,412

	Telecommunications 8.9%
870	DISH DBS Corp.	7.000	10/01/13	909,150
750	Intelsat Corp.	9.250	06/15/16	789,375
1,000	Nielsen Finance LLC / Nielsen Finance Co.	11.625	02/01/14	1,135,000
750	Sprint Capital Corp.	6.900	05/01/19	690,000
815	Wind Acquisition Finance, SA (Luxembourg) (a)	12.000	12/01/15	884,275
435	Windstream Corp.	7.875	11/01/17	430,650
345	Windstream Corp.	8.125	08/01/13	363,113

				5,201,563

	Transportation 3.5%
645	Commercial Barge Line Co.	12.500	07/15/17	681,281
1,340	Ford Motor Credit Co.	7.000	10/01/13	1,387,612

				2,068,893

Van Kampen High Income Trust II
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Utility 10.6%
$1,275	AES Corp.	7.750%	03/01/14	$1,310,062
615	CMS Energy Corp.	6.300	02/01/12	645,104
795	Dynegy Holdings, Inc.	7.750	06/01/19	604,200
425	Edison Mission Energy	7.750	06/15/16	312,375
800	Intergen NV (Netherlands) (a)	9.000	06/30/17	828,000
405	IPALCO Enterprises, Inc.	8.625	11/14/11	433,350
765	NRG Energy, Inc.	7.375	01/15/17	759,262
735	RRI Energy, Inc.	7.875	06/15/17	663,338
950	Texas Competitive Electric Holdings Co., LLC, Ser A	10.250	11/01/15	665,000

				6,220,691

	Wireless Communications 4.5%
1,775	Nextel Communications, Inc., Ser E	6.875	10/31/13	1,739,500
820	XM Satellite Radio, Inc. (a)	11.250	06/15/13	891,750

				2,631,250

	Wireline 1.3%
815	Citizens Communications Co.	7.125	03/15/19	778,325

Total Corporate Bonds 139.4%				81,655,122

Equities 0.4%
DecisionOne Corp. (5,483 Common Shares) (b)(c)(d)				0
Hosiery Corp. of America, Inc., Class A (1,000 Common Shares) (b)(c)(d)				0
GMAC, Inc. (287 Preferred Shares) (a)				218,784
VS Holdings, Inc. (20,207 Common Shares) (b)(c)(d)				0

Total Equities 0.4%				218,784

Total Long-Term Investments 139.8% (Cost $78,545,526)				81,873,906

Van Kampen High Income Trust II
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Description	Value

Repurchase Agreements 3.1%
Banc of America Securities ($312,298 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $312,298)	$312,298
JPMorgan Chase & Co. ($1,496,636 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $1,496,637)	1,496,636
State Street Bank & Trust Co. ($66 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $66)	66

Total Repurchase Agreements 3.1% (Cost $1,809,000)	1,809,000

Total Investments 142.9% (Cost $80,354,526)	83,682,906

Borrowings (44.4%)	(26,000,000)

Other Assets in Excess of Liabilities 1.5%	893,663

Net Assets 100.0%	$58,576,569

Percentages are calculated as a percentage of net assets applicable to common shares.

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c)	Non-income producing security.

(d)	Security has been deemed illiquid.

Van Kampen High Income Trust II
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued
Security Valuation Investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC 820), Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—	Prices are based on quoted prices in active markets for identical investments

Level 2—	Prices are based on other significant observable inputs which may include quoted prices (for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	Prices are based on significant unobservable inputs including the Trust’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs (a)	Total

Investments in an Asset Position
Corporate Bonds	$—	$81,655,122	$—	$81,655,122
Common and Preferred Stocks
Apparel, Accessories & Luxury Goods	—	—	—	—
Highways & Railtracks	—	—	—	—
IT Consulting & Other Services	—	—	—	—
Other Diversified Financial Services	—	218,784	—	218,784
Repurchase Agreements	—	1,809,000	—	1,809,000

Total Investments in an Asset Position	$—	$83,682,906	$—	$83,682,906

(a)	On December 31, 2009 and March 31, 2010, the Trust held securities classified as Level 3 with market values of zero.
Transfers between investment levels may occur as the markets fluctuate and/or as the availability of data used in an investment’s valuation changes. The Trust recognizes the transfer of investments into or out of a valuation level at month end. As of the three-month period ended March 31, 2010, the Trust did not have any investments transfer between valuation levels.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen High Income Trust II

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	May 17, 2010

By:	/s/ Stuart N. Schuldt
	Name:	Stuart N. Schuldt
	Title:	Principal Financial Officer
	Date:	May 17, 2010